Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (25,149)	$ (17,568)	$ (19,108)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	161	212	404
Impairment of loans receivable	16,487
Impairment of fixed assets		1,426
Share-based compensation	12	(57)	879
Financial expense (income), net		305	(624)
Changes in assets and liabilities items:
Operation leasing	(112)	49
Increase in prepaid and other current assets and non-current assets	100	480	273
Increase (decrease) in trade accounts payable, accruals and other current liabilities	497	(851)	207
Decrease in employees and payroll accruals		(856)	(700)
Decrease in royalties provision		(94)	(38)
Net cash used in operating activities	(8,004)	(16,954)	(18,707)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(83)	(486)
Issuance of loans receivable	(16,487)
Changes (investment) in short-term bank and other deposits	15,647	21,439	(12,022)
Net cash provided by (used in) investing activities	(840)	21,356	(12,508)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares in the registered direct offerings, net of issuance expenses			8,850
Net cash provided by financing activities			8,850
Net increase (decrease) in cash, cash equivalents and restricted cash	(8,844)	4,402	(22,365)
Cash, cash equivalents and restricted cash at the beginning of the year	8,844	4,442	26,807
Cash, cash equivalents and restricted cash at the end of the year		8,844	4,442
Supplemental disclosure of non-cash flow information
Purchase of property and equipment		35	35
Assets acquired under operating lease			307
Supplemental disclosure of cash flow information
Cash paid for taxes		25	5
Interest received	738	2,023	548
Cash and Cash equivalents		8,844	4,090
Restricted cash included current assets			352
Total cash, cash equivalents, and restricted cash		$ 8,844	$ 4,442